UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Compliance Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:

/s/ Fausto Rotundo             New York, New York          May 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  102

Form 13F Information Table Value Total:  $3,950,981
                                         (thousands)


List of Other Included Managers:  NONE


                                                       FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6    COL 7         COLUMN 8

                                TITLE                         VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS   SOLE     SHARED  NONE
--------------                  --------          -----      --------  -------   --- ----  ----------  ----   ----     ------  ----
3M CO                           COM               88579Y101   68,197   1,371,615 SH        SOLE        NONE   1,358,891 0     12,724
AT&T INC                        COM               00206R102      711      28,201 SH        SOLE        NONE      11,340 0     16,861
ABBOTT LABS                     COM               002824100   12,996     272,449 SH        SOLE        NONE     270,749 0      1,700
ALLERGAN INC                    COM               018490102  107,239   2,245,371 SH        SOLE        NONE   2,125,152 0    120,219
ALNYLAM PHARMACEUTICALS INC     COM               02043Q107      381      20,000 SH        SOLE        NONE      20,000 0          0
ALTRIA GROUP INC                COM               02209S103      437      27,286 SH        SOLE        NONE      10,936 0     16,350
AMERICAN TOWER CORP             CL A              029912201  294,162   9,666,854 SH        SOLE        NONE   9,097,403 0    569,451
APPLE INC                       COM               037833100  192,094   1,827,377 SH        SOLE        NONE   1,724,724 0    102,653
APPLIED MATLS INC               COM               038222105      617      57,431 SH        SOLE        NONE      56,987 0        444
BANK OF NEW YORK MELLON CORP    COM               064058100    5,330     188,666 SH        SOLE        NONE     178,851 0      9,815
BAXTER INTL INC                 COM               071813109      277       5,400 SH        SOLE        NONE           0 0      5,400
BEACON POWER CORP               COM               073677106       21      45,095 SH        SOLE        NONE      45,095 0          0
BERKSHIRE HATHAWAY INC DEL      CL A              084670108      694           8 SH        SOLE        NONE           7 0          1
BERKSHIRE HATHAWAY INC DEL      CL B              084670207      697         247 SH        SOLE        NONE         247 0          0
BP PLC                          SPONSORED ADR     055622104    3,088      76,995 SH        SOLE        NONE      60,053 0     16,942
BRISTOL MYERS SQUIBB CO         COM               110122108      913      41,637 SH        SOLE        NONE      12,200 0     29,437
CELGENE CORP                    COM               151020104  110,851   2,496,649 SH        SOLE        NONE   2,350,492 0    146,157
CHEVRON CORP NEW                COM               166764100    2,190      32,572 SH        SOLE        NONE      27,168 0      5,404
CHUBB CORP                      COM               171232101      388       9,168 SH        SOLE        NONE       9,168 0          0
CHURCH & DWIGHT INC             COM               171340102      858      16,425 SH        SOLE        NONE      16,425 0          0
CINCINNATI FINL CORP            COM               172062101      206       9,012 SH        SOLE        NONE       9,012 0          0
CISCO SYS INC                   COM               17275R102    9,701     578,497 SH        SOLE        NONE     540,901 0     37,596
CME GROUP INC                   COM               12572Q105  201,889     819,387 SH        SOLE        NONE     768,171 0     51,216
COCA COLA CO                    COM               191216100    3,314      75,406 SH        SOLE        NONE      49,701 0     25,705
COGNIZANT TECHNOLOGY SOLUTIO    CL A              192446102  211,564  10,176,223 SH        SOLE        NONE   9,508,974 0    667,249
COLGATE PALMOLIVE CO            COM               194162103   74,518   1,263,442 SH        SOLE        NONE   1,240,402 0     23,040
COMERICA INC                    COM               200340107      210      11,447 SH        SOLE        NONE       5,222 0      6,225
COVANCE INC                     COM               222816100  101,387   2,845,561 SH        SOLE        NONE   2,691,535 0    154,026
CRUCELL N V                     SPONSORED ADR     228769105    1,256      63,700 SH        SOLE        NONE      62,400 0      1,300
CVS CAREMARK CORPORATION        COM               126650100  161,274   5,866,642 SH        SOLE        NONE   5,508,227 0    358,415
DISNEY WALT CO                  COM DISNEY        254687106      398      21,928 SH        SOLE        NONE       7,112 0     14,816
DUKE ENERGY CORP NEW            COM               26441C105      251      17,504 SH        SOLE        NONE      16,108 0      1,396
EATON VANCE TX ADV GLBL DIV     COM               27828S101       87      10,800 SH        SOLE        NONE      10,800 0          0
ELECTRONIC ARTS INC             COM               285512109  128,729   7,076,924 SH        SOLE        NONE   6,622,010 0    454,914
EMERSON ELEC CO                 COM               291011104    1,344      47,030 SH        SOLE        NONE      27,206 0     19,824
EQUIFAX INC                     COM               294429105    1,225      50,094 SH        SOLE        NONE      33,662 0     16,432
EXXON MOBIL CORP                COM               30231G102   20,440     300,149 SH        SOLE        NONE     254,200 0     45,949
FIRST SOLAR INC                 COM               336433107  126,578     953,869 SH        SOLE        NONE     905,539 0     48,330
FPL GROUP INC                   COM               302571104      543      10,700 SH        SOLE        NONE       7,500 0      3,200
FRANKLIN STREET PPTYS CORP      COM               35471R106      185      15,000 SH        SOLE        NONE       6,000 0      9,000
FREEPORT-MCMORAN COPPER & GO    COM               35671D857      686      18,000 SH        SOLE        NONE      18,000 0          0
GABELLI DIVD & INCOME TR        COM               36242H104       96      11,500 SH        SOLE        NONE      11,500 0          0
GENERAL ELECTRIC CO             COM               369604103      377      37,330 SH        SOLE        NONE      20,375 0     16,955
GENERAL MLS INC                 COM               370334104      383       7,680 SH        SOLE        NONE       2,550 0      5,130
GENZYME CORP                    COM               372917104  225,616   3,798,887 SH        SOLE        NONE   3,562,598 0    236,289
GILEAD SCIENCES INC             COM               375558103  264,197   5,703,742 SH        SOLE        NONE   5,360,928 0    342,814
HEWLETT PACKARD CO              COM               428236103      882      27,497 SH        SOLE        NONE      25,600 0      1,897
HOME DEPOT INC                  COM               437076102      527      22,355 SH        SOLE        NONE      22,355 0          0
HSBC HLDGS PLC                  ADR A 1/40PF A    404280604      194      13,000 SH        SOLE        NONE      13,000 0          0
INTEL CORP                      COM               458140100      402      26,720 SH        SOLE        NONE      20,720 0      6,000
INTERNATIONAL BUSINESS MACHS    COM               459200101    2,090      21,566 SH        SOLE        NONE      13,686 0      7,880
INTUITIVE SURGICAL INC          COM NEW           46120E602      655       6,872 SH        SOLE        NONE       6,872 0          0
ISHARES TR                      DJ SEL DIV INX    464287168    3,921     125,238 SH        SOLE        NONE     125,238 0          0
ISHARES TR                      IBOXX INV CPBD    464287242    4,090      43,452 SH        SOLE        NONE      43,452 0          0
JPMORGAN CHASE & CO             COM               46625H100    1,737      65,338 SH        SOLE        NONE      43,589 0     21,749
JOHNSON & JOHNSON               COM               478160104    9,520     180,987 SH        SOLE        NONE     162,347 0     18,640
KELLOGG CO                      COM               487836108      507      13,840 SH        SOLE        NONE      10,100 0      3,740
KIMBERLY CLARK CORP             COM               494368103      283       6,136 SH        SOLE        NONE           0 0      6,136
KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER    494550106    3,829      81,950 SH        SOLE        NONE      81,950 0          0
KRAFT FOODS INC                 CL A              50075N104      368      16,528 SH        SOLE        NONE       6,598 0      9,930
L-3 COMMUNICATIONS HLDGS INC    COM               502424104  126,013   1,858,593 SH        SOLE        NONE   1,760,516 0     98,077
LILLY ELI & CO                  COM               532457108      347      10,388 SH        SOLE        NONE       6,300 0      4,088
MFS CHARTER INCOME TR           SH BEN INT        552727109       73      10,000 SH        SOLE        NONE      10,000 0          0
MICROSOFT CORP                  COM               594918104      831      45,237 SH        SOLE        NONE      39,437 0      5,800
MONSANTO CO NEW                 COM               61166W101  211,289   2,542,593 SH        SOLE        NONE   2,393,628 0    148,965
NATIONAL OILWELL VARCO INC      COM               637071101  172,280   6,000,706 SH        SOLE        NONE   5,634,113 0    366,593
NOBLE ENERGY INC                COM               655044105      443       8,220 SH        SOLE        NONE       8,220 0          0
PNC FINL SVCS GROUP INC         COM               693475105      250       8,545 SH        SOLE        NONE       6,745 0      1,800
PAYCHEX INC                     COM               704326107    2,869     111,753 SH        SOLE        NONE      94,815 0     16,938
PEPSICO INC                     COM               713448108    8,767     170,293 SH        SOLE        NONE     150,883 0     19,410
PFIZER INC                      COM               717081103    2,379     174,705 SH        SOLE        NONE     152,440 0     22,265
PHILIP MORRIS INTL INC          COM               718172109      960      26,986 SH        SOLE        NONE      10,436 0     16,550
POWERSHARES ETF TRUST           WNDRHLL CLN EN    73935X500       91      12,000 SH        SOLE        NONE      12,000 0          0
POWERSHARES GLOBAL ETF TRUST    AGG PFD PORT      73936T565      165      17,000 SH        SOLE        NONE      12,000 0      5,000
PRAXAIR INC                     COM               74005P104      215       3,200 SH        SOLE        NONE       3,200 0          0
PROCTER & GAMBLE CO             COM               742718109    3,424      72,721 SH        SOLE        NONE      36,285 0     36,436
PROSHARES TR                    PSHS ULSHT 7-10Y  74347R313      520      10,000 SH        SOLE        NONE      10,000 0          0
PROSHARES TR                    PSHS ULTSH 20YRS  74347R297      441      10,100 SH        SOLE        NONE      10,100 0          0
PROSHARES TR                    PSHS ULTSHRT QQQ  74347R875      485      10,000 SH        SOLE        NONE      10,000 0          0
PROSHARES TR                    PSHS ULTRSHT O&G  74347R586      925      35,000 SH        SOLE        NONE      35,000 0          0
PROSHARES TR                    PSHS ULTASH DW30  74347R867      631      10,000 SH        SOLE        NONE      10,000 0          0
QUALCOMM INC                    COM               747525103  240,383   6,177,924 SH        SOLE        NONE   5,809,729 0    368,195
QUANTA SVCS INC                 COM               74762E102  229,866  10,716,376 SH        SOLE        NONE  10,110,211 0    606,165
REGENCY CTRS CORP               COM               758849103      983      37,000 SH        SOLE        NONE      37,000 0          0
RESEARCH IN MOTION LTD          COM               760975102  226,916   5,263,640 SH        SOLE        NONE   4,988,514 0    275,126
ROYAL DUTCH SHELL PLC           SPONS ADR A       780259206      752      16,980 SH        SOLE        NONE       7,100 0      9,880
SAP AKTIENGESELLSCHAFT          SPONSORED ADR     803054204      219       1,200 SH        SOLE        NONE       1,200 0          0
SCHLUMBERGER LTD                COM               806857108      760      18,719 SH        SOLE        NONE      14,875 0      3,844
SCHWAB CHARLES CORP NEW         COM               808513105  129,926   8,382,296 SH        SOLE        NONE   7,884,763 0    497,533
SELECT SECTOR SPDR TR           SBI INT-UTILS     81369Y886    4,068     159,200 SH        SOLE        NONE     159,200 0          0
SMUCKER J M CO                  COM NEW           832696405      353       9,482 SH        SOLE        NONE       1,168 0      8,314
SPDR TR                         UNIT SER 1        78462F103    3,419      42,998 SH        SOLE        NONE      42,998 0          0
THERMO FISHER SCIENTIFIC INC    COM               883556102  115,394   3,235,032 SH        SOLE        NONE   3,043,114 0    191,918
US BANCORP DEL                  COM NEW           902973304      454      31,102 SH        SOLE        NONE      31,102 0          0
VERIZON COMMUNICATIONS INC      COM               92343V104      974      32,266 SH        SOLE        NONE      20,840 0     11,426
VISA INC                        COM CL A          92826C839   89,187   1,604,088 SH        SOLE        NONE   1,520,638 0     83,450
VODAFONE GROUP PLC NEW          SPONS ADR NEW     92857W209    3,854     221,213 SH        SOLE        NONE     188,111 0     33,102
WALGREEN CO                     COM               931422109      758      29,180 SH        SOLE        NONE         300 0     28,880
WELLS FARGO & CO NEW            COM               949746101      205      14,418 SH        SOLE        NONE       4,618 0      9,800
WINDSTREAM CORP                 COM               97381W104      150      18,613 SH        SOLE        NONE      12,888 0      5,725
WYETH                           COM               983024100      758      17,610 SH        SOLE        NONE      11,330 0      6,280
XENOPORT INC                    COM               98411C100      604      31,178 SH        SOLE        NONE      31,178 0          0

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